PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Solution 2040 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 11.4%
3,562  Health Care Select
Sector SPDR Fund
$ 520,087
1.0
69,119  Vanguard FTSE
Developed Markets
ETF
3,513,319
6.8
16,846  Vanguard FTSE
Emerging Markets ETF
762,450
1.5
18,183  Vanguard Long-Term
Treasury ETF
1,047,523
2.1
Total Exchange-Traded
Funds
(Cost $5,373,826)
5,843,379
11.4
MUTUAL FUNDS: 88.6%
Affiliated Investment Companies: 88.6%
152,247  Voya High Yield Bond
Fund - Class R6
1,047,458
2.0
454,274  Voya Intermediate
Bond Fund - Class R6
3,979,438
7.8
320,818  Voya Large Cap Value
Portfolio - Class R6
2,085,314
4.1
213,667  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
2,057,613
4.0
665,575  Voya Multi-Manager
International Equity
Fund - Class I
7,241,452
14.1
182,598  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,696,332
3.3
27,159  Voya Russell
TM
Large
Cap Growth Index
- Class I
2,002,699
3.9
9,784  Voya Small Cap
Growth Fund - Class
R6
372,280
0.7
45,183  Voya Small Company
Fund - Class R6
631,200
1.2
737,734  Voya U.S. Stock Index
Portfolio - Class I
14,304,665
27.8
168,046  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
1,586,353
3.1
73,306  VY
®
Invesco Comstock
Portfolio - Class I
1,559,958
3.0
137,142  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
3,870,135
7.5
151,771  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
1,614,848
3.2
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
16,683  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,490,274
2.9
Total Mutual Funds
(Cost $43,481,163)
45,540,019
88.6
Total Long-Term
Investments
(Cost $48,854,989)
51,383,398
100.0
Total Investments in
Securities
(Cost $48,854,989) $ 51,383,398 100.0
Assets in Excess of
Other Liabilities 13,457 0.0
Net Assets $ 51,396,855 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Solution 2040 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 5,843,379 $ — $ — $ 5,843,379
Mutual Funds 45,540,019 — — 45,540,019
Total Investments, at fair value $ 51,383,398 $ — $ — $ 51,383,398
Other Financial Instruments+
Futures 8,279 — — 8,279
Total Assets $ 51,391,677 $ — $ — $ 51,391,677
Liabilities Table
Other Financial Instruments+
Futures $ (3,627) $ — $ — $ (3,627)
Total Liabilities $ (3,627) $ — $ — $ (3,627)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 999,115 $ 89,613 $ (33,467) $ (7,803) $ 1,047,458 $ 16,707 $ 1,630 $ —
Voya Intermediate Bond Fund -
Class R6
3,503,474 572,338 (156,495) 60,121 3,979,438 40,442 (2,020) —
Voya Large Cap Value Portfolio -
Class R6
1,882,791 182,762 (29,210) 48,971 2,085,314 — 9,939 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,934,090 200,498 (121,965) 44,990 2,057,613 — 17,002 —
Voya Multi-Manager International
Equity Fund - Class I
6,899,323 774,345 (784,046) 351,830 7,241,452 — 113,124 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,402,139 356,347 (27,278) (34,876) 1,696,332 — 2,752 —
Voya Russell
TM
Large Cap Growth
Index - Class I
2,049,193 233,431 (38,326) (241,599) 2,002,699 — 26,500 —
Voya Short Duration Bond Fund -
Class R6
244,736 9,787 (254,260) (263) — 1,724 1,067 —
Voya Small Cap Growth Fund -
Class R6
571,005 40,106 (153,896) (84,935) 372,280 — 31,572 —
Voya Small Company Fund - Class
R6
1,052,612 76,642 (406,128) (91,926) 631,200 — 59,946 —
Voya U.S. Stock Index Portfolio -
Class I
13,519,798 1,692,015 (219,888) (687,260) 14,304,665 — 53,271 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
1,492,000 127,590 (67,534) 34,297 1,586,353 — (1,326) —
VY
®
Invesco Comstock Portfolio -
Class I
1,417,988 133,181 (29,464) 38,253 1,559,958 — (102) —

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Solution 2040 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
$ 3,693,724 $ 295,649 $ (126,162) $ 6,924 $ 3,870,135 $ — $ (14,084) $ —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
1,407,173 359,717 (23,086) (128,956) 1,614,848 — 6,944 —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,509,336 171,849 (20,771) (170,140) 1,490,274 — 13,004 —
$ 43,578,497 $ 5,315,870 $ (2,491,976) $ (862,372) $ 45,540,019 $ 58,873 $ 319,219 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Solution 2040 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
E-mini Russell 2000 Index 2 06/20/25 $ 202,710 $ (3,399)
U.S. Treasury 5-Year Note 12 06/30/25 1,297,875 8,226
$ 1,500,585 $ 4,827
Short Contracts:
3-month SOFR (5) 09/16/25 (1,199,000) (228)
U.S. Treasury 2-Year Note (1) 06/30/25 (207,172) 53
$ (1,406,172) $ (175)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,724,689
Gross Unrealized Depreciation (196,280)
Net Unrealized Appreciation $ 2,528,409